Trade payables and other liabilities - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Liabilities [Line Items]
Trade payables and other current liabilities	€ 17,076	€ 16,893
Deferred consideration	46	17
Balance for deferred contingent consideration	46	€ 1
Maximum contractual amount of deferred consideration	97
The Magnum Ice Cream Company
Disclosure Of Trade And Other Liabilities [Line Items]
Trade payables and other current liabilities	€ 1,600